UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     February 14, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $277,152 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    10300  1530450 SH       SOLE                  1530450        0        0
CBS CORP NEW                   CL B             124857202    12739   469365 SH       SOLE                   469365        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     3757    65977 SH       SOLE                    65977        0        0
GANNETT INC                    COM              364730101    13277   993065 SH       SOLE                   993065        0        0
ISHARES TR                     PUT              464287954    42550  1150000 SH  PUT  SOLE                  1150000        0        0
ISHARES TR                     PUT              464287955    98150  1496100 SH  PUT  SOLE                  1496100        0        0
SPDR SERIES TRUST              PUT              78464A954    33500   670000 SH  PUT  SOLE                   670000        0        0
TENET HEALTHCARE CORP          COM              88033G100    62879 12257020 SH       SOLE                 12257020        0        0